UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22609

Oppenheimer Global High Yield Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2018

Item 1. Schedule of Investments.

CONSOLIDATED

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

	Principal Amount	Value
Foreign Government Obligations—1.0%
Argentine Republic, 6.50% Sr. Unsec. Nts., 2/15/23[1]	$200,000	$162,752
Ukreximbank Via Biz Finance plc, 9.75% Sr. Unsec. Nts., 1/22/25[1]	250,000	249,375

Total Foreign Government Obligations (Cost $442,548)		412,127

Corporate Loans—1.2%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.826% [LIBOR12+275], 8/25/21[2]	24,937	24,920
Aleris International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.826% 4/15/23[3]	45,000	45,711
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.576% [LIBOR12+450], 4/6/24[2]	54,863	55,034
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.827% [LIBOR4+675], 1/30/19[2,4]	65,000	48,759
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.86% [LIBOR4+450], 8/6/21[2]	28,491	27,850
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.569% [LIBOR4+425], 6/23/23[2]	34,545	31,831
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.834% [LIBOR4+550], 9/30/22[2]	24,937	23,869
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 9.327% [LIBOR12+725], 10/17/22[2]	139,397	130,685
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33% [LIBOR12+325], 10/25/20[2]	88,532	82,445
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.09% [LIBOR12+300], 3/11/22[2]	19,948	17,239
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.06% [LIBOR12+400], 3/29/21[2]	19,848	18,558

Total Corporate Loans (Cost $509,054)		506,901

Corporate Bonds and Notes—90.0%
Consumer Discretionary—18.0%
Auto Components—0.7%
American Axle & Manufacturing, Inc., 6.25% Sr. Unsec. Nts., 4/1/25	95,000	94,881
Cooper-Standard Automotive, Inc., 5.625% Sr. Unsec. Nts., 11/15/26[5]	20,000	19,800
Dana Financing Luxembourg Sarl, 6.50% Sr. Unsec. Nts., 6/1/26[1]	60,000	61,725
Goodyear Tire & Rubber Co. (The), 5.00% Sr. Unsec. Nts., 5/31/26	35,000	32,987
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375% Sr. Sec. Nts., 12/15/23[1]	30,000	31,566
Tenneco, Inc., 5.00% Sr. Unsec. Nts., 7/15/26	30,000	26,700

		267,659

1        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Automobiles—0.2%
Jaguar Land Rover Automotive plc, 4.50% Sr. Unsec. Nts., 10/1/27[1]	$60,000	$51,075
Williams Scotsman International, Inc., 6.875% Sr. Sec. Nts., 8/15/23[1]	45,000	44,719

		95,794

Distributors—0.1%
LKQ Corp., 4.75% Sr. Unsec. Nts., 5/15/23	34,000	34,255

Diversified Consumer Services—0.3%
Cengage Learning, Inc., 9.50% Sr. Unsec. Nts., 6/15/24[1]	15,000	12,984
KCA Deutag UK Finance plc, 9.625% Sr. Sec. Nts., 4/1/23[1]	20,000	19,500
Monitronics International, Inc., 9.125% Sr. Unsec. Nts., 4/1/20	65,000	48,100
Service Corp. International, 4.625% Sr. Unsec. Nts., 12/15/27	25,000	24,062

		104,646

Hotels, Restaurants & Leisure—5.2%
1011778 B.C. ULC/New Red Finance, Inc.:
4.25% Sr. Sec. Nts., 5/15/24[1]	65,000	62,237
5.00% Sec. Nts., 10/15/25[1]	110,000	106,700
Aramark Services, Inc.:
4.75% Sr. Unsec. Nts., 6/1/26	65,000	64,187
5.00% Sr. Unsec. Nts., 2/1/28[1]	70,000	68,775
Boyd Gaming Corp.:
6.00% Sr. Unsec. Nts., 8/15/26	65,000	65,813
6.375% Sr. Unsec. Nts., 4/1/26	20,000	20,525
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25% Sr. Unsec. Nts., 10/15/25[1]	55,000	52,731
CEC Entertainment, Inc., 8.00% Sr. Unsec. Nts., 2/15/22	60,000	57,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50% Sr. Sec. Nts., 2/15/23[5]	30,000	30,075
Eldorado Resorts, Inc., 6.00% Sr. Unsec. Nts., 4/1/25	50,000	51,062
Gateway Casinos & Entertainment Ltd., 8.25% Sec. Nts., 3/1/24[1]	40,000	42,500
Golden Nugget, Inc.:
6.75% Sr. Unsec. Nts., 10/15/24[1]	100,000	101,875
8.75% Sr. Sub. Nts., 10/1/25[1]	80,000	84,600
Hilton Domestic Operating Co., Inc.:
4.25% Sr. Unsec. Nts., 9/1/24	40,000	39,000
5.125% Sr. Unsec. Nts., 5/1/26[1]	50,000	50,313
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125% Sr. Unsec. Nts., 12/1/24	65,000	67,194
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	105,000	108,885
IRB Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/26[1]	25,000	23,938
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75% Sr. Unsec. Nts., 6/1/27[1]	40,000	38,200
5.25% Sr. Unsec. Nts., 6/1/26[1]	90,000	90,225

2        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Marriott Ownership Resorts, Inc., 6.50% Sr. Unsec. Nts., 9/15/26[1]	$25,000	$25,563
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 5.625% Sr. Unsec. Nts., 5/1/24	110,000	113,575
MGM Resorts International:
5.75% Sr. Unsec. Nts., 6/15/25	55,000	55,660
6.00% Sr. Unsec. Nts., 3/15/23	75,000	78,049
6.625% Sr. Unsec. Nts., 12/15/21	45,000	47,700
Mohegan Gaming & Entertainment, 7.875% Sr. Unsec. Nts., 10/15/24[1]	65,000	60,531
Penn National Gaming, Inc., 5.625% Sr. Unsec. Nts., 1/15/27[1]	65,000	62,775
PF Chang’s China Bistro, Inc., 10.25% Sr. Unsec. Nts., 6/30/20[1]	70,000	67,550
Scientific Games International, Inc.:
5.00% Sr. Sec. Nts., 10/15/25[1]	115,000	109,538
10.00% Sr. Unsec. Nts., 12/1/22	95,000	100,828
Six Flags Entertainment Corp., 4.875% Sr. Unsec. Nts., 7/31/24[1]	45,000	44,325
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.875% Sr. Sec. Nts., 5/15/25[1]	50,000	46,812
Viking Cruises Ltd., 5.875% Sr. Unsec. Nts., 9/15/27[1]	50,000	49,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% Sr. Unsec. Nts., 5/15/27[1]	35,000	32,769
5.50% Sr. Unsec. Nts., 3/1/25[1]	25,000	24,797
Wynn Macau Ltd.:
4.875% Sr. Unsec. Nts., 10/1/24[1]	10,000	9,550
5.50% Sr. Unsec. Nts., 10/1/27[1]	10,000	9,475

		2,164,582

Household Durables—2.5%
Arcelik AS, 5.00% Sr. Unsec. Nts., 4/3/23[1]	200,000	169,558
AV Homes, Inc., 6.625% Sr. Unsec. Nts., 5/15/22	85,000	87,019
Beazer Homes USA, Inc.:
5.875% Sr. Unsec. Nts., 10/15/27	80,000	68,600
6.75% Sr. Unsec. Nts., 3/15/25	150,000	141,000
7.25% Sr. Unsec. Nts., 2/1/23	4,000	3,960
KB Home, 7.625% Sr. Unsec. Nts., 5/15/23	55,000	59,064
Lennar Corp., 4.50% Sr. Unsec. Nts., 4/30/24	85,000	83,644
M/I Homes, Inc., 5.625% Sr. Unsec. Nts., 8/1/25	70,000	65,975
MDC Holdings, Inc., 6.00% Sr. Unsec. Nts., 1/15/43	70,000	60,550
PulteGroup, Inc.:
5.00% Sr. Unsec. Nts., 1/15/27	40,000	38,250
5.50% Sr. Unsec. Nts., 3/1/26	55,000	54,794
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875% Sr. Unsec. Nts., 4/15/23[5]	45,000	45,238
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	15,000	14,985
4.875% Sr. Unsec. Nts., 3/15/27	15,000	14,400

3        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
William Lyon Homes, Inc.:
5.875% Sr. Unsec. Nts., 1/31/25	$89,000	$84,661
6.00% Sr. Unsec. Nts., 9/1/23[1]	45,000	43,664

		1,035,362

Internet & Catalog Retail—0.1%
Netflix, Inc., 5.875% Sr. Unsec. Nts., 11/15/28[1]	25,000	25,183

Media—6.6%
Altice Financing SA:
6.625% Sr. Sec. Nts., 2/15/23[1]	20,000	20,175
7.50% Sr. Sec. Nts., 5/15/26[1]	45,000	42,975
Altice Finco SA, 8.125% Sec. Nts., 1/15/24[1]	70,000	70,875
Altice France SA:
7.375% Sr. Sec. Nts., 5/1/26[1]	50,000	49,313
8.125% Sr. Sec. Nts., 2/1/27[1]	45,000	45,788
Altice Luxembourg SA, 7.75% Sr. Unsec. Nts., 5/15/22[1]	20,000	19,350
Altice US Finance I Corp., 5.50% Sr. Sec. Nts., 5/15/26[1]	20,000	19,700
AMC Entertainment Holdings, Inc.:
5.75% Sr. Sub. Nts., 6/15/25	60,000	58,463
5.875% Sr. Sub. Nts., 11/15/26	65,000	63,538
6.125% Sr. Sub. Nts., 5/15/27	40,000	39,400
AMC Networks, Inc.:
4.75% Sr. Unsec. Nts., 8/1/25	45,000	43,538
5.00% Sr. Unsec. Nts., 4/1/24	25,000	24,656
Block Communications, Inc., 6.875% Sr. Unsec. Nts., 2/15/25[1]	40,000	41,010
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00% Sr. Unsec. Nts., 3/1/23[1]	25,000	23,906
5.00% Sr. Unsec. Nts., 2/1/28[1]	70,000	65,907
5.125% Sr. Unsec. Nts., 5/1/27[1]	79,000	75,544
5.375% Sr. Unsec. Nts., 5/1/25[1]	15,000	14,944
5.75% Sr. Unsec. Nts., 2/15/26[1]	90,000	90,225
5.875% Sr. Unsec. Nts., 4/1/24[1]	25,000	25,562
5.875% Sr. Unsec. Nts., 5/1/27[1]	15,000	14,944
Cinemark USA, Inc., 4.875% Sr. Unsec. Nts., 6/1/23	45,000	44,663
Clear Channel International BV, 8.75% Sr. Unsec. Nts., 12/15/20[1]	25,000	25,937
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.50% Sr. Unsec. Nts., 11/15/22	120,000	123,300
Series B, 7.625% Sr. Sub. Nts., 3/15/20	120,000	120,900
CSC Holdings LLC:
5.25% Sr. Unsec. Nts., 6/1/24	80,000	77,800
5.50% Sr. Unsec. Nts., 4/15/27[1]	70,000	68,338
10.875% Sr. Unsec. Nts., 10/15/25[1]	75,000	87,469
DISH DBS Corp.:
5.875% Sr. Unsec. Nts., 11/15/24	170,000	148,537
7.75% Sr. Unsec. Nts., 7/1/26	35,000	31,719
Gray Television, Inc.:
5.125% Sr. Unsec. Nts., 10/15/24[1]	70,000	68,775

4        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Media (Continued)
Gray Television, Inc.: (Continued) 5.875% Sr. Unsec. Nts., 7/15/26[1]	$100,000	$100,250
iHeartCommunications, Inc., 9.00% Sr. Sec. Nts., 12/15/19	115,000	85,962
Lions Gate Capital Holdings LLC, 5.875% Sr. Unsec. Nts., 11/1/24[1]	105,000	108,806
Live Nation Entertainment, Inc., 5.625% Sr. Unsec. Nts., 3/15/26[1]	50,000	50,375
MDC Partners, Inc., 6.50% Sr. Unsec. Nts., 5/1/24[1]	40,000	36,050
Meredith Corp., 6.875% Sr. Unsec. Nts., 2/1/26[1]	20,000	20,300
Nexstar Broadcasting, Inc., 5.625% Sr. Unsec. Nts., 8/1/24[1]	90,000	88,668
Salem Media Group, Inc., 6.75% Sr. Sec. Nts., 6/1/24[1]	105,000	93,975
Sinclair Television Group, Inc., 5.625% Sr. Unsec. Nts., 8/1/24[1]	45,000	44,437
Sirius XM Radio, Inc., 5.375% Sr. Unsec. Nts., 7/15/26[1]	55,000	55,000
TEGNA, Inc., 5.50% Sr. Unsec. Nts., 9/15/24[1]	35,000	35,744
Townsquare Media, Inc., 6.50% Sr. Unsec. Nts., 4/1/23[1]	25,000	23,531
Tribune Media Co., 5.875% Sr. Unsec. Nts., 7/15/22	50,000	51,000
Univision Communications, Inc.:
5.125% Sr. Sec. Nts., 5/15/23[1]	20,000	19,050
5.125% Sr. Sec. Nts., 2/15/25[1]	95,000	87,400
UPCB Finance IV Ltd., 5.375% Sr. Sec. Nts., 1/15/25[1]	15,000	14,851
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	65,000	64,025
Ziggo BV, 5.50% Sr. Sec. Nts., 1/15/27[1]	130,000	122,769

		2,749,444

Multiline Retail—0.3%
JC Penney Corp., Inc.:
5.875% Sr. Sec. Nts., 7/1/23[1]	45,000	40,613
7.40% Sr. Unsec. Nts., 4/1/37	20,000	10,100
8.625% Sec. Nts., 3/15/25[1]	75,000	55,875
Neiman Marcus Group Ltd. LLC, 8.00% Sr. Unsec. Nts., 10/15/21[1]	20,000	13,650

		120,238

Specialty Retail—1.8%
Claire’s Stores, Inc., 9.00% Sr. Sec. Nts., 3/15/19[4,5]	35,000	22,662
Freedom Mortgage Corp.:
8.125% Sr. Unsec. Nts., 11/15/24[1]	35,000	33,994
8.25% Sr. Unsec. Nts., 4/15/25[1]	75,000	72,844
GameStop Corp.:
5.50% Sr. Unsec. Nts., 10/1/19[1]	60,000	60,000
6.75% Sr. Unsec. Nts., 3/15/21[1]	80,000	80,800
L Brands, Inc.:
5.25% Sr. Unsec. Nts., 2/1/28	25,000	21,531
6.875% Sr. Unsec. Nts., 11/1/35	180,000	150,804
Lithia Motors, Inc., 5.25% Sr. Unsec. Nts., 8/1/25[1]	45,000	43,267
Party City Holdings, Inc., 6.625% Sr. Unsec. Nts., 8/1/26[1]	45,000	45,450
PetSmart, Inc., 5.875% Sr. Sec. Nts., 6/1/25[1]	35,000	28,569
Sonic Automotive, Inc., 6.125% Sr. Sub. Nts., 3/15/27	50,000	47,125

5        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Specialty Retail (Continued)
Staples, Inc., 8.50% Sr. Unsec. Nts., 9/15/25[1]	$165,000	$156,321

		763,367

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc.:
4.625% Sr. Unsec. Nts., 5/15/24[1]	40,000	39,200
4.875% Sr. Unsec. Nts., 5/15/26[1]	45,000	43,538

		82,738

Consumer Staples—4.7%
Food & Staples Retailing—1.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson LP/Albertson’s LLC, 6.625% Sr. Unsec. Nts., 6/15/24	65,000	63,050
Fresh Market, Inc. (The), 9.75% Sr. Sec. Nts., 5/1/23[1]	70,000	48,300
Ingles Markets, Inc., 5.75% Sr. Unsec. Nts., 6/15/23	44,000	44,440
New Albertsons LP, 7.45% Sr. Unsec. Nts., 8/1/29	65,000	54,925
Performance Food Group, Inc., 5.50% Sr. Unsec. Nts., 6/1/24[1]	45,000	44,494
Rite Aid Corp., 6.125% Sr. Unsec. Nts., 4/1/23[1]	120,000	108,264
Simmons Foods, Inc.:
5.75% Sec. Nts., 11/1/24[1]	160,000	128,000
7.75% Sr. Sec. Nts., 1/15/24[1]	25,000	25,812
SUPERVALU, Inc., 7.75% Sr. Unsec. Nts., 11/15/22	50,000	52,125

		569,410

Food Products—3.0%
B&G Foods, Inc., 5.25% Sr. Unsec. Nts., 4/1/25	20,000	19,475
BRF SA, 3.95% Sr. Unsec. Nts., 5/22/23[1]	315,000	283,550
Dean Foods Co., 6.50% Sr. Unsec. Nts., 3/15/23[1]	65,000	62,075
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75% Sr. Unsec. Nts., 6/15/25[1]	110,000	104,362
6.75% Sr. Unsec. Nts., 2/15/28[1]	115,000	110,544
MHP Lux SA, 6.95% Sr. Unsec. Nts., 4/3/26[1]	260,000	242,703
Minerva Luxembourg SA, 6.50% Sr. Unsec. Nts., 9/20/26[1]	250,000	223,753
Pilgrim’s Pride Corp.:
5.75% Sr. Unsec. Nts., 3/15/25[1]	70,000	67,900
5.875% Sr. Unsec. Nts., 9/30/27[1]	25,000	23,813
Post Holdings, Inc.:
5.00% Sr. Unsec. Nts., 8/15/26[1]	20,000	19,250
5.75% Sr. Unsec. Nts., 3/1/27[1]	70,000	69,300

		1,226,725

Household Products—0.2%
Kronos Acquisition Holdings, Inc., 9.00% Sr. Unsec. Nts., 8/15/23[1]	55,000	50,462
Spectrum Brands, Inc., 6.125% Sr. Unsec. Nts., 12/15/24	25,000	25,688

		76,150

6        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Personal Products—0.1%
Avon International Operations, Inc., 7.875% Sr. Sec. Nts., 8/15/22[1]	$65,000	$66,381

Energy—16.2%
Energy Equipment & Services—3.3%
Bristow Group, Inc.:
6.25% Sr. Unsec. Nts., 10/15/22	35,000	24,850
8.75% Sr. Sec. Nts., 3/1/23[1]	45,000	43,087
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts., 6/15/26[1]	95,000	90,606
CGG Holding US, Inc., 9.00% Sr. Sec. Nts., 5/1/23[1]	10,000	10,463
Ensco plc:
5.20% Sr. Unsec. Nts., 3/15/25	55,000	46,200
7.75% Sr. Unsec. Nts., 2/1/26	10,000	9,587
Eterna Capital Pte Ltd., 8.00% Sr. Sec. Nts., 12/11/22[6]	300,000	290,794
Exterran Energy Solutions LP/EES Finance Corp., 8.125% Sr. Unsec. Nts., 5/1/25	20,000	21,050
Hi-Crush Partners LP, 9.50% Sr. Unsec. Nts., 8/1/26[1]	35,000	33,688
KCA Deutag UK Finance plc, 7.25% Sr. Sec. Nts., 5/15/21[1]	25,000	23,500
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.625% Sr. Unsec. Nts., 5/1/24[1]	30,000	31,996
Nabors Industries, Inc., 5.75% Sr. Unsec. Nts., 2/1/25[1]	40,000	38,574
Noble Holding International Ltd., 7.875% Sr. Unsec. Nts., 2/1/26[1]	50,000	51,437
Parker Drilling Co.:
6.75% Sr. Unsec. Nts., 7/15/22	50,000	39,750
7.50% Sr. Unsec. Nts., 8/1/20	10,000	8,900
Pioneer Energy Services Corp., 6.125% Sr. Unsec. Nts., 3/15/22	135,000	118,800
Precision Drilling Corp., 7.125% Sr. Unsec. Nts., 1/15/26[1]	35,000	36,094
Rowan Cos., Inc., 7.375% Sr. Unsec. Nts., 6/15/25	55,000	53,075
SESI LLC, 7.75% Sr. Unsec. Nts., 9/15/24	35,000	36,313
Shelf Drilling Holdings Ltd., 8.25% Sr. Unsec. Nts., 2/15/25[1]	25,000	25,719
Tervita Escrow Corp., 7.625% Sec. Nts., 12/1/21[1]	25,000	26,031
Transocean Pontus Ltd., 6.125% Sr. Sec. Nts., 8/1/25[1]	25,000	25,563
Transocean, Inc.:
7.50% Sr. Unsec. Nts., 1/15/26[1]	25,000	25,531
9.00% Sr. Unsec. Nts., 7/15/23[1]	95,000	102,719
Trinidad Drilling Ltd., 6.625% Sr. Unsec. Nts., 2/15/25[1]	30,000	29,850
Unit Corp., 6.625% Sr. Sub. Nts., 5/15/21	20,000	20,075
Weatherford International Ltd., 9.875% Sr. Unsec. Nts., 2/15/24	82,000	77,900

		1,342,152

Oil, Gas & Consumable Fuels—12.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875% Sr. Unsec. Nts., 12/15/24	20,000	19,725
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00% Sr. Unsec. Nts., 2/15/25[1]	65,000	63,700

7        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00% Sr. Unsec. Nts., 4/1/22[1]	$35,000	$38,850
Baytex Energy Corp., 5.625% Sr. Unsec. Nts., 6/1/24[1]	25,000	23,750
Berry Petroleum Co. LLC, 7.00% Sr. Unsec. Nts., 2/15/26[1]	10,000	10,372
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625% Sr. Unsec. Nts., 7/15/26[1]	50,000	50,500
California Resources Corp., 8.00% Sec. Nts., 12/15/22[1]	57,000	51,371
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50% Sr. Unsec. Nts., 4/15/21	30,000	29,700
7.625% Sr. Unsec. Nts., 1/15/22	50,000	49,750
Centennial Resource Production LLC, 5.375% Sr. Unsec. Nts., 1/15/26[1]	35,000	34,475
Cheniere Corpus Christi Holdings LLC:
5.125% Sr. Sec. Nts., 6/30/27	45,000	45,956
7.00% Sr. Sec. Nts., 6/30/24	70,000	77,700
Chesapeake Energy Corp.:
6.125% Sr. Unsec. Nts., 2/15/21	43,000	44,075
8.00% Sec. Nts., 12/15/22[1]	17,000	17,892
8.00% Sr. Unsec. Nts., 1/15/25	40,000	40,950
8.00% Sr. Unsec. Nts., 6/15/27	15,000	15,225
Citadel LP, 5.375% Sr. Unsec. Nts., 1/17/23[1]	20,000	20,105
CITGO Petroleum Corp., 6.25% Sr. Sec. Nts., 8/15/22[1]	5,000	5,062
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00% Sec. Nts., 11/1/21	35,000	35,525
CNX Resources Corp.:
5.875% Sr. Unsec. Nts., 4/15/22	25,000	25,061
8.00% Sr. Unsec. Nts., 4/1/23	16,000	16,925
CrownRock LP/CrownRock Finance, Inc., 5.625% Sr. Unsec. Nts., 10/15/25[1]	95,000	92,625
CVR Refining LLC/Coffeyville Finance, Inc., 6.50% Sr. Unsec. Nts., 11/1/22	95,000	97,375
DCP Midstream Operating LP, 2.70% Sr. Unsec. Nts., 4/1/19	30,000	29,887
Denbury Resources, Inc.:
9.00% Sec. Nts., 5/15/21[1]	85,000	91,800
9.25% Sec. Nts., 3/31/22[1]	40,000	42,850
Endeavor Energy Resources LP/EER Finance, Inc.:
5.50% Sr. Unsec. Nts., 1/30/26[1]	5,000	5,013
5.75% Sr. Unsec. Nts., 1/30/28[1]	25,000	25,031
Energy Transfer Equity LP, 5.875% Sr. Sec. Nts., 1/15/24	75,000	79,875
Enviva Partners LP/Enviva Partners Finance Corp., 8.50% Sr. Unsec. Nts., 11/1/21	105,000	109,331
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% Sr. Sec. Nts., 5/15/26[1]	35,000	35,875
8.00% Sr. Sec. Nts., 11/29/24[1]	25,000	25,187
8.00% Sec. Nts., 2/15/25[1]	123,000	89,483
9.375% Sec. Nts., 5/1/24[1]	150,000	118,875
Extraction Oil & Gas, Inc., 7.375% Sr. Unsec. Nts., 5/15/24[1]	25,000	25,562
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50% Sec. Nts., 4/1/23[1]	20,000	17,850

8        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Frontera Energy Corp., 9.70% Sr. Unsec. Nts., 6/25/23[1]	$300,000	$313,125
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00% Sr. Unsec. Nts., 5/15/23	50,000	49,437
6.25% Sr. Unsec. Nts., 5/15/26	80,000	75,600
6.50% Sr. Unsec. Nts., 10/1/25	70,000	68,075
Gulfport Energy Corp.:
6.00% Sr. Unsec. Nts., 10/15/24	20,000	19,850
6.375% Sr. Unsec. Nts., 5/15/25	25,000	24,875
Halcon Resources Corp., 6.75% Sr. Unsec. Nts., 2/15/25	45,000	42,244
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625% Sr. Unsec. Nts., 2/15/26[1]	25,000	25,313
HighPoint Operating Corp., 8.75% Sr. Unsec. Nts., 6/15/25	16,000	17,160
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75% Sr. Unsec. Nts., 10/1/25[1]	20,000	19,950
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00% Sr. Unsec. Nts., 8/1/24[1]	25,000	25,562
Indigo Natural Resources LLC, 6.875% Sr. Unsec. Nts., 2/15/26[1]	40,000	38,800
Jones Energy Holdings LLC/Jones Energy Finance Corp.:
6.75% Sr. Unsec. Nts., 4/1/22	73,000	44,895
9.25% Sr. Sec. Nts., 3/15/23[1]	35,000	35,613
Laredo Petroleum, Inc., 6.25% Sr. Unsec. Nts., 3/15/23	20,000	20,150
LBC Tank Terminals Holding Netherlands BV, 6.875% Sr. Unsec. Nts., 5/15/23[5]	20,000	20,050
Medco Platinum Road Pte Ltd., 6.75% Sr. Sec. Nts., 1/30/25[1]	170,000	156,623
MEG Energy Corp.:
6.50% Sec. Nts., 1/15/25[1]	45,000	44,944
7.00% Sr. Unsec. Nts., 3/31/24[1]	40,000	36,550
Moss Creek Resources Holdings, Inc., 7.50% Sr. Unsec. Nts., 1/15/26[1]	65,000	63,619
Murphy Oil Corp., 6.875% Sr. Unsec. Nts., 8/15/24	35,000	37,054
Murray Energy Corp., 12.00% Sec. Nts., 4/15/24[1,6]	207,000	149,040
Newfield Exploration Co., 5.625% Sr. Unsec. Nts., 7/1/24	25,000	26,781
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% Sr. Unsec. Nts., 3/1/25	110,000	104,225
7.50% Sr. Unsec. Nts., 11/1/23	30,000	30,788
NuStar Logistics LP, 5.625% Sr. Unsec. Nts., 4/28/27	30,000	30,000
Oasis Petroleum, Inc.:
6.25% Sr. Unsec. Nts., 5/1/26[1]	25,000	25,469
6.875% Sr. Unsec. Nts., 1/15/23	20,000	20,450
Parkland Fuel Corp., 6.00% Sr. Unsec. Nts., 4/1/26[1]	25,000	25,063
Parsley Energy LLC/Parsley Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/27[1]	35,000	35,525
PBF Holding Co. LLC/PBF Finance Corp.:
7.00% Sr. Sec. Nts., 11/15/23	55,000	57,750
7.25% Sr. Unsec. Nts., 6/15/25	25,000	26,438
PBF Logistics LP/PBF Logistics Finance Corp., 6.875% Sr. Unsec. Nts., 5/15/23	45,000	46,181
PDC Energy, Inc., 5.75% Sr. Unsec. Nts., 5/15/26	45,000	43,819

9        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Peabody Energy Corp.:
6.00% Sr. Sec. Nts., 11/15/18[4,7,8]	$95,000	$—
6.375% Sr. Sec. Nts., 3/31/25[1]	25,000	25,437
10.00% Sr. Sec. Nts., 3/15/22[4,7,8]	175,000	—
Petrobras Global Finance BV, 4.375% Sr. Unsec. Nts., 5/20/23	165,000	155,347
Puma International Financing SA, 5.00% Sr. Unsec. Nts., 1/24/26[1]	200,000	176,864
QEP Resources, Inc., 5.625% Sr. Unsec. Nts., 3/1/26	55,000	52,800
Resolute Energy Corp., 8.50% Sr. Unsec. Nts., 5/1/20	170,000	170,106
Rio Oil Finance Trust Series 2018-1, 8.20% Sr. Sec. Nts., 4/6/28[1]	300,000	306,753
Sanchez Energy Corp.:
6.125% Sr. Unsec. Nts., 1/15/23	135,000	76,903
7.25% Sr. Sec. Nts., 2/15/23[1]	20,000	19,550
7.75% Sr. Unsec. Nts., 6/15/21	50,000	35,000
SemGroup Corp./Rose Rock Finance Corp.:
5.625% Sr. Unsec. Nts., 7/15/22	20,000	19,925
5.625% Sr. Unsec. Nts., 11/15/23	45,000	43,762
SM Energy Co.:
6.625% Sr. Unsec. Nts., 1/15/27	25,000	25,814
6.75% Sr. Unsec. Nts., 9/15/26	10,000	10,412
Southwestern Energy Co.:
6.20% Sr. Unsec. Nts., 1/23/25	20,000	20,100
7.50% Sr. Unsec. Nts., 4/1/26	25,000	26,313
SRC Energy, Inc., 6.25% Sr. Unsec. Nts., 12/1/25	25,000	24,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75% Sr. Unsec. Nts., 4/15/25	75,000	72,750
Sunoco LP/Sunoco Finance Corp.:
4.875% Sr. Unsec. Nts., 1/15/23[1]	30,000	29,671
5.50% Sr. Unsec. Nts., 2/15/26[1]	15,000	14,400
5.875% Sr. Unsec. Nts., 3/15/28[1]	34,000	32,640
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50% Sr. Unsec. Nts., 9/15/24[1]	35,000	36,181
5.50% Sr. Unsec. Nts., 1/15/28[1]	35,000	35,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00% Sr. Unsec. Nts., 1/15/28[1]	65,000	63,294
5.875% Sr. Unsec. Nts., 4/15/26[1]	50,000	51,313
TransMontaigne Partners LP/TLP Finance Corp., 6.125% Sr. Unsec. Nts., 2/15/26	10,000	9,450
Ultra Resources, Inc.:
6.875% Sr. Unsec. Nts., 4/15/22[1]	30,000	14,775
7.125% Sr. Unsec. Nts., 4/15/25[1]	20,000	8,950
USA Compression Partners LP/USA Compression Finance Corp., 6.875% Sr. Unsec. Nts., 4/1/26[1]	35,000	36,181
Whiting Petroleum Corp., 6.625% Sr. Unsec. Nts., 1/15/26	45,000	46,969
WildHorse Resource Development Corp., 6.875% Sr. Unsec. Nts., 2/1/25[1]	25,000	25,313
WPX Energy, Inc.:
5.75% Sr. Unsec. Nts., 6/1/26	25,000	25,313

10        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
WPX Energy, Inc.: (Continued) 8.25% Sr. Unsec. Nts., 8/1/23	$40,000	$45,600
YPF SA, 6.95% Sr. Unsec. Nts., 7/21/27[1]	265,000	212,440

		5,354,445

Financials—10.7%
Capital Markets—2.0%
Diamond Resorts International, Inc.:
7.75% Sr. Sec. Nts., 9/1/23[1]	25,000	26,242
10.75% Sr. Unsec. Nts., 9/1/24[5]	55,000	57,613
Flex Acquisition Co., Inc., 6.875% Sr. Unsec. Nts., 1/15/25[1]	135,000	130,612
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375% Sr. Unsec. Nts., 12/15/25	50,000	50,750
Koks OAO Via Koks Finance DAC, 7.50% Sr. Unsec. Nts., 5/4/22[1]	220,000	216,817
MSCI, Inc., 5.375% Sr. Unsec. Nts., 5/15/27[1]	25,000	25,750
Pisces Midco, Inc., 8.00% Sec. Nts., 4/15/26[1]	15,000	15,450
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25% Sec. Nts., 5/15/23[1]	73,000	78,387
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125% Sr. Sec. Nts., 8/15/21[1]	35,000	35,088
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75% Sr. Unsec. Nts., 6/1/25[1]	70,000	68,250
TerraForm Power Operating LLC:
4.25% Sr. Unsec. Nts., 1/31/23[1]	25,000	24,438
5.00% Sr. Unsec. Nts., 1/31/28[1]	15,000	14,100
Trident Merger Sub, Inc., 6.625% Sr. Unsec. Nts., 11/1/25[1]	70,000	66,412

		809,909

Commercial Banks—1.4%
Australia & New Zealand Banking Group Ltd. (United Kingdom), 6.75% [USISDA05+516.8] Jr. Sub. Perpetual Bonds[1,2,9]	40,000	41,600
BBVA Bancomer SA, 5.35% [H15T5Y+300] Sub. Nts., 11/12/29[1,2]	200,000	192,000
CIT Group, Inc.:
4.125% Sr. Unsec. Nts., 3/9/21	40,000	40,250
5.00% Sr. Unsec. Nts., 8/15/22	10,000	10,225
5.25% Sr. Unsec. Nts., 3/7/25	25,000	25,484
Fidelity Bank plc, 10.50% Sr. Unsec. Nts., 10/16/22[1]	200,000	203,500
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts., 7/31/23[1]	55,000	56,719

		569,778

Consumer Finance—2.3%
Ahern Rentals, Inc., 7.375% Sec. Nts., 5/15/23[1]	55,000	54,384
Ally Financial, Inc.:
4.625% Sr. Unsec. Nts., 5/19/22	40,000	40,350
5.75% Sub. Nts., 11/20/25	100,000	104,000

11        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Finance (Continued)
Ally Financial, Inc.: (Continued) 8.00% Sr. Unsec. Nts., 11/1/31	$45,000	$55,237
Navient Corp.:
5.50% Sr. Unsec. Nts., 1/15/19	35,000	35,317
5.875% Sr. Unsec. Nts., 10/25/24	65,000	63,212
6.50% Sr. Unsec. Nts., 6/15/22	40,000	41,412
6.625% Sr. Unsec. Nts., 7/26/21	20,000	20,875
6.75% Sr. Unsec. Nts., 6/25/25	60,000	60,000
6.75% Sr. Unsec. Nts., 6/15/26	35,000	34,431
Springleaf Finance Corp.:
5.625% Sr. Unsec. Nts., 3/15/23	70,000	70,000
6.125% Sr. Unsec. Nts., 5/15/22	65,000	67,113
6.875% Sr. Unsec. Nts., 3/15/25	50,000	50,140
7.125% Sr. Unsec. Nts., 3/15/26	70,000	69,786
8.25% Sr. Unsec. Nts., 12/15/20	45,000	48,769
Terraform Global Operating LLC, 6.125% Sr. Unsec. Nts., 3/1/26[1]	70,000	67,900
TMX Finance LLC/TitleMax Finance Corp., 11.125% Sr. Sec. Nts., 4/1/23[1]	50,000	51,438

		934,364

Diversified Financial Services—0.3%
Fidelity & Guaranty Life Holdings, Inc., 5.50% Sr. Unsec. Nts., 5/1/25[1]	35,000	34,825
Park Aerospace Holdings Ltd.:
5.25% Sr. Unsec. Nts., 8/15/22[1]	10,000	10,225
5.50% Sr. Unsec. Nts., 2/15/24[1]	75,000	77,250

		122,300

Insurance—0.5%
Credivalores-Crediservicios SAS, 9.75% Sr. Unsec. Nts., 7/27/22[1]	150,000	152,250
Genworth Holdings, Inc.:
7.625% Sr. Unsec. Nts., 9/24/21	20,000	20,800
7.70% Sr. Unsec. Nts., 6/15/20	30,000	31,350
HUB International Ltd., 7.00% Sr. Unsec. Nts., 5/1/26[1]	25,000	24,901

		229,301

Real Estate Investment Trusts (REITs)—2.3%
AHP Health Partners, Inc., 9.75% Sr. Unsec. Nts., 7/15/26[1]	25,000	26,313
Equinix, Inc.:
5.375% Sr. Unsec. Nts., 5/15/27	55,000	56,100
5.875% Sr. Unsec. Nts., 1/15/26	90,000	93,600
GLP Capital LP/GLP Financing II, Inc., 5.75% Sr. Unsec. Nts., 6/1/28	50,000	53,240
Iron Mountain US Holdings, Inc., 5.375% Sr. Unsec. Nts., 6/1/26[1]	90,000	85,725
Iron Mountain, Inc., 4.875% Sr. Unsec. Nts., 9/15/27[1]	35,000	32,606

12        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
iStar, Inc.:
5.00% Sr. Unsec. Nts., 7/1/19	$23,000	$23,043
5.25% Sr. Unsec. Nts., 9/15/22	65,000	64,513
6.00% Sr. Unsec. Nts., 4/1/22	95,000	96,069
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26	55,000	57,338
MPT Operating Partnership LP/MPT Finance Corp.:
5.00% Sr. Unsec. Nts., 10/15/27	70,000	68,775
6.375% Sr. Unsec. Nts., 3/1/24	15,000	15,889
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875% Sr. Unsec. Nts., 3/15/25	40,000	40,500
SBA Communications Corp., 4.00% Sr. Unsec. Nts., 10/1/22	60,000	58,964
Starwood Property Trust, Inc.:
4.75% Sr. Unsec. Nts., 3/15/25	70,000	66,675
5.00% Sr. Unsec. Nts., 12/15/21	65,000	65,650
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25% Sr. Unsec. Nts., 10/15/23	65,000	61,567

		966,567

Real Estate Management & Development—1.2%
Agile Group Holdings Ltd., 9.00% Sr. Sec. Nts., 5/21/20[10]	150,000	157,124
Cleaver-Brooks, Inc., 7.875% Sr. Sec. Nts., 3/1/23[1]	35,000	36,225
Greystar Real Estate Partners LLC, 5.75% Sr. Sec. Nts., 12/1/25[1]	65,000	63,700
Hunt Cos., Inc., 6.25% Sr. Sec. Nts., 2/15/26[1]	70,000	65,625
Mattamy Group Corp., 6.875% Sr. Unsec. Nts., 12/15/23[1]	40,000	40,900
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.875% Sr. Unsec. Nts., 6/1/23[1]	85,000	79,900
Shea Homes LP/Shea Homes Funding Corp., 6.125% Sr. Unsec. Nts., 4/1/25[1]	65,000	64,350

		507,824

Thrifts & Mortgage Finance—0.7%
Nationstar Mortgage Holdings, Inc., 8.125% Sr. Unsec. Nts., 7/15/23[1]	35,000	36,400
Provident Funding Associates LP/PFG Finance Corp., 6.375% Sr. Unsec. Nts., 6/15/25[1]	35,000	35,000
Quicken Loans, Inc.:
5.25% Sr. Unsec. Nts., 1/15/28[1]	90,000	82,800
5.75% Sr. Unsec. Nts., 5/1/25[1]	85,000	84,575
Radian Group, Inc., 4.50% Sr. Unsec. Nts., 10/1/24	45,000	44,550

		283,325

Health Care—8.3%
Biotechnology—0.3%
WeWork Cos, Inc., 7.875% Sr. Unsec. Nts., 5/1/25[1]	125,000	121,738

Health Care Equipment & Supplies—0.2%
DJO Finance LLC/DJO Finance Corp., 8.125% Sec. Nts., 6/15/21[1]	40,000	41,512

13        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Hill-Rom Holdings, Inc., 5.75% Sr. Unsec. Nts., 9/1/23[1]	$45,000	$46,575
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[1]	10,000	9,675

		97,762

Health Care Providers & Services—4.1%
Acadia Healthcare Co., Inc.:
5.625% Sr. Unsec. Nts., 2/15/23	55,000	56,375
6.50% Sr. Unsec. Nts., 3/1/24	20,000	20,825
Centene Corp.:
4.75% Sr. Unsec. Nts., 5/15/22	60,000	61,350
5.375% Sr. Unsec. Nts., 6/1/26[1]	75,000	77,612
6.125% Sr. Unsec. Nts., 2/15/24	20,000	21,075
CHS/Community Health Systems, Inc.:
6.25% Sr. Sec. Nts., 3/31/23	145,000	138,475
6.875% Sr. Unsec. Nts., 2/1/22	44,000	22,660
8.125% Sec. Nts., 6/30/24[1]	4,000	3,310
DaVita, Inc.:
5.00% Sr. Unsec. Nts., 5/1/25	25,000	23,813
5.125% Sr. Unsec. Nts., 7/15/24	120,000	116,294
Encompass Health Corp., 5.75% Sr. Unsec. Nts., 11/1/24	110,000	111,788
HCA, Inc.:
5.375% Sr. Unsec. Nts., 2/1/25	45,000	45,627
5.375% Sr. Unsec. Nts., 9/1/26	115,000	115,862
5.50% Sr. Sec. Nts., 6/15/47	60,000	60,300
5.625% Sr. Unsec. Nts., 9/1/28	140,000	140,700
5.875% Sr. Unsec. Nts., 2/15/26	25,000	25,906
7.50% Sr. Unsec. Nts., 2/15/22	135,000	148,500
LifePoint Health, Inc., 5.375% Sr. Unsec. Nts., 5/1/24	50,000	52,125
Omnicare, Inc., 4.75% Sr. Unsec. Nts., 12/1/22	30,000	31,194
Select Medical Corp., 6.375% Sr. Unsec. Nts., 6/1/21	60,000	60,825
Tenet Healthcare Corp.:
4.375% Sr. Sec. Nts., 10/1/21	50,000	50,125
6.75% Sr. Unsec. Nts., 6/15/23	115,000	115,431
7.50% Sec. Nts., 1/1/22[1]	45,000	47,292
8.125% Sr. Unsec. Nts., 4/1/22	70,000	74,200
TPC Group, Inc., 8.75% Sr. Sec. Nts., 12/15/20[1]	25,000	25,125
Universal Hospital Services, Inc., 7.625% Sec. Nts., 8/15/20	70,000	70,350

		1,717,139

Health Care Technology—0.2%
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts., 3/1/28[1]	70,000	65,762

Life Sciences Tools & Services—0.1%
West Street Merger Sub, Inc., 6.375% Sr. Unsec. Nts., 9/1/25[1]	35,000	34,475

Pharmaceuticals—3.4%
Bausch Health Cos, Inc, 8.50% Sr. Unsec. Nts., 1/31/27[1]	75,000	77,250

14        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Pharmaceuticals (Continued)
Bausch Health Cos, Inc.:
5.50% Sr. Unsec. Nts., 3/1/23[1]	$30,000	$28,429
5.50% Sr. Sec. Nts., 11/1/25[1]	85,000	85,106
5.875% Sr. Unsec. Nts., 5/15/23[1]	85,000	81,579
6.125% Sr. Unsec. Nts., 4/15/25[1]	120,000	112,050
7.00% Sr. Sec. Nts., 3/15/24[1]	60,000	63,525
7.50% Sr. Unsec. Nts., 7/15/21[1]	70,000	71,243
9.00% Sr. Unsec. Nts., 12/15/25[1]	110,000	116,738
Concordia International Corp., 7.00% Sr. Unsec. Nts., 4/15/23[4,5]	85,000	5,313
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.875% Sr. Sec. Nts., 10/15/24[1]	15,000	15,056
6.00% Sr. Unsec. Nts., 7/15/23[1]	120,000	103,800
6.00% Sr. Unsec. Nts., 2/1/25[1]	110,000	91,575
Endo Finance LLC/Endo Finco, Inc.:
5.375% Sr. Unsec. Nts., 1/15/23[1]	155,000	133,300
7.25% Sr. Unsec. Nts., 1/15/22[1]	15,000	14,475
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% Sr. Unsec. Nts., 4/15/20[1]	20,000	20,025
5.50% Sr. Unsec. Nts., 4/15/25[1]	110,000	94,462
5.625% Sr. Unsec. Nts., 10/15/23[1]	25,000	22,406
5.75% Sr. Unsec. Nts., 8/1/22[1]	85,000	79,687
Prestige Brands, Inc., 6.375% Sr. Unsec. Nts., 3/1/24[1]	30,000	30,422
Teva Pharmaceutical Finance Co. BV, 3.65% Sr. Unsec. Nts., 11/10/21	45,000	43,695
Teva Pharmaceutical Finance Netherlands III BV:
1.70% Sr. Unsec. Nts., 7/19/19	20,000	19,666
3.15% Sr. Unsec. Nts., 10/1/26	25,000	20,757
6.00% Sr. Unsec. Nts., 4/15/24	70,000	71,163

		1,401,722

Industrials—8.4%
Aerospace & Defense—1.6%
Arconic, Inc., 5.125% Sr. Unsec. Nts., 10/1/24	45,000	45,343
Bombardier, Inc.:
6.00% Sr. Unsec. Nts., 10/15/22[1]	40,000	40,400
7.50% Sr. Unsec. Nts., 12/1/24[1]	70,000	73,850
7.50% Sr. Unsec. Nts., 3/15/25[1]	65,000	67,438
8.75% Sr. Unsec. Nts., 12/1/21[1]	30,000	33,300
DAE Funding LLC:
4.50% Sr. Unsec. Nts., 8/1/22[1]	50,000	49,375
5.00% Sr. Unsec. Nts., 8/1/24[1]	25,000	24,625
Kratos Defense & Security Solutions, Inc., 6.50% Sr. Sec. Nts., 11/30/25[1]	35,000	36,181
TransDigm UK Holdings plc, 6.875% Sr. Sub. Nts., 5/15/26[1]	25,000	25,714
TransDigm, Inc.:
6.375% Sr. Sub. Nts., 6/15/26	55,000	55,722
6.50% Sr. Sub. Nts., 7/15/24	45,000	45,844

15        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense (Continued)
Triumph Group, Inc.:
5.25% Sr. Unsec. Nts., 6/1/22	$70,000	$65,975
7.75% Sr. Unsec. Nts., 8/15/25	85,000	82,769

		646,536

Airlines—0.2%
American Airlines Group, Inc., 4.625% Sr. Unsec. Nts., 3/1/20[1]	30,000	30,292
United Continental Holdings, Inc., 4.25% Sr. Unsec. Nts., 10/1/22	65,000	63,944

		94,236

Building Products—0.2%
Jeld-Wen, Inc.:
4.625% Sr. Unsec. Nts., 12/15/25[1]	10,000	9,350
4.875% Sr. Unsec. Nts., 12/15/27[1]	10,000	9,350
Standard Industries, Inc., 5.375% Sr. Unsec. Nts., 11/15/24[1]	80,000	80,800

		99,500

Commercial Services & Supplies—2.1%
ACCO Brands Corp., 5.25% Sr. Unsec. Nts., 12/15/24[1]	40,000	39,900
Affinion Group, Inc., 12.50% Sr. Unsec. Nts., 11/10/22[5,6]	114,027	105,475
ARD Finance SA, 7.125% Sr. Sec. Nts., 9/15/23[6]	75,000	76,219
Brink’s Co. (The), 4.625% Sr. Unsec. Nts., 10/15/27[1]	70,000	65,625
Clean Harbors, Inc., 5.125% Sr. Unsec. Nts., 6/1/21	75,000	75,375
Covanta Holding Corp.:
5.875% Sr. Unsec. Nts., 3/1/24	85,000	85,850
5.875% Sr. Unsec. Nts., 7/1/25	25,000	24,987
GFL Environmental, Inc., 5.625% Sr. Unsec. Nts., 5/1/22[1]	65,000	63,212
Hulk Finance Corp., 7.00% Sr. Unsec. Nts., 6/1/26[1]	75,000	72,187
RR Donnelley & Sons Co., 7.875% Sr. Unsec. Nts., 3/15/21	110,000	116,463
TMS International Corp., 7.25% Sr. Unsec. Nts., 8/15/25[5]	25,000	25,250
Waste Pro USA, Inc., 5.50% Sr. Unsec. Nts., 2/15/26[1]	10,000	9,675
West Corp.:
5.375% Sr. Unsec. Nts., 7/15/22[5]	60,000	60,450
8.50% Sr. Unsec. Nts., 10/15/25[1]	55,000	50,325

		870,993

Construction & Engineering—0.3%
AECOM, 5.125% Sr. Unsec. Nts., 3/15/27	45,000	44,325
New Enterprise Stone & Lime Co., Inc., 6.25% Sr. Sec. Nts., 3/15/26[1]	25,000	25,500
Tutor Perini Corp., 6.875% Sr. Unsec. Nts., 5/1/25[1]	50,000	51,000

		120,825

Electrical Equipment—0.5%
Sensata Technologies BV, 5.625% Sr. Unsec. Nts., 11/1/24[1]	90,000	93,487
Vertiv Group Corp., 9.25% Sr. Unsec. Nts., 10/15/24[1]	65,000	67,113

16        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Electrical Equipment (Continued)
Vertiv Intermediate Holding Corp., 12.00% Sr. Unsec. Nts., 2/15/22[1,6]	$45,000	$45,956

		206,556

Industrial Conglomerates—0.2%
Citgo Holding, Inc., 10.75% Sr. Sec. Nts., 2/15/20[1]	45,000	48,262
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875% Sr. Unsec. Nts., 2/1/22	40,000	40,832

		89,094

Machinery—1.4%
Allison Transmission, Inc.:
4.75% Sr. Unsec. Nts., 10/1/27[1]	20,000	18,850
5.00% Sr. Unsec. Nts., 10/1/24[1]	45,000	44,438
Amsted Industries, Inc., 5.00% Sr. Unsec. Nts., 3/15/22[1]	92,000	92,575
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25% Sec. Nts., 3/15/24[1]	110,000	115,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75% Sr. Unsec. Nts., 2/1/24	45,000	46,631
JB Poindexter & Co., Inc., 7.125% Sr. Unsec. Nts., 4/15/26[1]	35,000	36,356
Meritor, Inc., 6.25% Sr. Unsec. Nts., 2/15/24	15,000	15,317
Navistar International Corp., 6.625% Sr. Unsec. Nts., 11/1/25[1]	80,000	83,600
Terex Corp., 5.625% Sr. Unsec. Nts., 2/1/25[1]	45,000	44,719
Titan International, Inc., 6.50% Sr. Sec. Nts., 11/30/23[1]	50,000	49,250
Wabash National Corp., 5.50% Sr. Unsec. Nts., 10/1/25[1]	20,000	19,050

		566,561

Marine—0.1%
Global Ship Lease, Inc., 9.875% Sr. Sec. Nts., 11/15/22[1]	20,000	20,200

Professional Services—0.4%
Brand Industrial Services, Inc., 8.50% Sr. Unsec. Nts., 7/15/25[1]	70,000	72,187
FTI Consulting, Inc., 6.00% Sr. Unsec. Nts., 11/15/22	75,000	77,153
IHS Markit Ltd., 4.00% Sr. Unsec. Nts., 3/1/26[1]	20,000	19,290

		168,630

Road & Rail—0.3%
Algeco Global Finance plc, 8.00% Sr. Sec. Nts., 2/15/23[1]	25,000	25,812
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25% Sr. Unsec. Nts., 3/15/25[1]	45,000	42,356
DAE Funding LLC, 4.00% Sr. Unsec. Nts., 8/1/20[1]	25,000	24,875
Hertz Corp. (The):
5.875% Sr. Unsec. Nts., 10/15/20	20,000	19,994
7.375% Sr. Unsec. Nts., 1/15/21	25,000	25,094

		138,131

Trading Companies & Distributors—1.1%
Aircastle Ltd., 5.00% Sr. Unsec. Nts., 4/1/23	25,000	26,023

17        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Trading Companies & Distributors (Continued)
American Builders & Contractors Supply Co., Inc., 5.75% Sr. Unsec. Nts., 12/15/23[1]	$25,000	$25,750
Fly Leasing Ltd., 5.25% Sr. Unsec. Nts., 10/15/24	45,000	43,200
H&E Equipment Services, Inc., 5.625% Sr. Unsec. Nts., 9/1/25	70,000	69,671
Herc Rentals, Inc., 7.50% Sec. Nts., 6/1/22[1]	41,000	43,101
Standard Industries, Inc., 6.00% Sr. Unsec. Nts., 10/15/25[1]	65,000	66,799
United Rentals North America, Inc.:
4.625% Sr. Unsec. Nts., 10/15/25	25,000	24,500
4.875% Sr. Unsec. Nts., 1/15/28	57,000	54,471
5.875% Sr. Unsec. Nts., 9/15/26	115,000	118,881

		472,396

Information Technology—5.4%
Communications Equipment—0.8%
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts., 6/15/25[1]	50,000	52,000
HTA Group Ltd., 9.125% Sr. Unsec. Nts., 3/8/22[1]	120,000	123,000
Infor US, Inc., 6.50% Sr. Unsec. Nts., 5/15/22	75,000	76,348
Plantronics, Inc., 5.50% Sr. Unsec. Nts., 5/31/23[1]	40,000	39,800
Riverbed Technology, Inc., 8.875% Sr. Unsec. Nts., 3/1/23[1]	40,000	37,150
ViaSat, Inc., 5.625% Sr. Unsec. Nts., 9/15/25[1]	25,000	23,625

		351,923

Electronic Equipment, Instruments, & Components—0.3%
APX Group, Inc., 7.875% Sr. Sec. Nts., 12/1/22	25,000	25,594
CDW LLC/CDW Finance Corp., 5.00% Sr. Unsec. Nts., 9/1/23	35,000	35,787
TTM Technologies, Inc., 5.625% Sr. Unsec. Nts., 10/1/25[1]	65,000	64,838

		126,219

Internet Software & Services—0.7%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50% Sr. Sec. Nts., 7/1/22[1]	10,000	10,925
GTT Communications, Inc., 7.875% Sr. Unsec. Nts., 12/31/24[1]	10,000	9,500
j2 Cloud Services LLC/j2 Global Co.-Obligor, Inc., 6.00% Sr. Unsec. Nts., 7/15/25[1]	70,000	72,362
Match Group, Inc., 5.00% Sr. Unsec. Nts., 12/15/27[1]	35,000	34,563
Rackspace Hosting, Inc., 8.625% Sr. Unsec. Nts., 11/15/24[1]	115,000	113,491
VeriSign, Inc., 4.75% Sr. Unsec. Nts., 7/15/27	35,000	33,862

		274,703

IT Services—1.6%
Alliance Data Systems Corp., 5.375% Sr. Unsec. Nts., 8/1/22[1]	25,000	25,250
Booz Allen Hamilton, Inc., 5.125% Sr. Unsec. Nts., 5/1/25[1]	45,000	44,325
Everi Payments, Inc., 7.50% Sr. Unsec. Nts., 12/15/25[1]	90,000	91,665
Exela Intermediate LLC/Exela Finance, Inc., 10.00% Sr. Sec. Nts., 7/15/23[1]	70,000	73,675
First Data Corp.:
5.00% Sr. Sec. Nts., 1/15/24[1]	35,000	35,203
5.75% Sec. Nts., 1/15/24[1]	70,000	71,662

18        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
IT Services (Continued)
First Data Corp.: (Continued) 7.00% Sr. Unsec. Nts., 12/1/23[1]	$125,000	$130,375
Gartner, Inc., 5.125% Sr. Unsec. Nts., 4/1/25[1]	60,000	60,900
Harland Clarke Holdings Corp., 6.875% Sr. Sec. Nts., 3/1/20[5]	75,000	73,687
Sabre GLBL, Inc., 5.25% Sr. Sec. Nts., 11/15/23[1]	75,000	75,535

		682,277

Semiconductors & Semiconductor Equipment—0.5%
Micron Technology, Inc., 5.50% Sr. Unsec. Nts., 2/1/25	10,000	10,399
NXP BV/NXP Funding LLC, 4.625% Sr. Unsec. Nts., 6/1/23[1]	115,000	117,012
Qorvo, Inc., 5.50% Sr. Unsec. Nts., 7/15/26[1]	45,000	45,338
Versum Materials, Inc., 5.50% Sr. Unsec. Nts., 9/30/24[1]	25,000	25,625

		198,374

Software—1.0%
BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[1]	115,000	117,698
Dell International LLC/EMC Corp.:
5.875% Sr. Unsec. Nts., 6/15/21[1]	20,000	20,627
7.125% Sr. Unsec. Nts., 6/15/24[1]	65,000	69,501
Informatica LLC, 7.125% Sr. Unsec. Nts., 7/15/23[1]	50,000	51,125
Symantec Corp., 5.00% Sr. Unsec. Nts., 4/15/25[1]	40,000	39,745
TIBCO Software, Inc., 11.375% Sr. Unsec. Nts., 12/1/21[1]	50,000	53,562
Veritas US, Inc./Veritas Bermuda Ltd., 7.50% Sr. Sec. Nts., 2/1/23[1]	75,000	72,188

		424,446

Technology Hardware, Storage & Peripherals—0.5%
Banff Merger Sub, Inc., 9.75% Sr. Unsec. Nts., 9/1/26[1]	70,000	70,350
Harland Clarke Holdings Corp., 8.375% Sr. Sec. Nts., 8/15/22[1]	75,000	70,688
NCR Corp., 6.375% Sr. Unsec. Nts., 12/15/23	45,000	45,281

		186,319

Materials—8.1%
Chemicals—2.5%
Ashland LLC, 6.875% Sr. Unsec. Nts., 5/15/43	20,000	20,950
Avantor, Inc.:
6.00% Sr. Sec. Nts., 10/1/24[1]	35,000	35,613
9.00% Sr. Unsec. Nts., 10/1/25[1]	50,000	51,688
CF Industries, Inc., 5.15% Sr. Unsec. Nts., 3/15/34	25,000	23,656
Chemours Co. (The), 6.625% Sr. Unsec. Nts., 5/15/23	29,000	30,414
Consolidated Energy Finance SA, 6.50% Sr. Unsec. Nts., 5/15/26[1]	25,000	25,219
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25% Sec. Nts., 6/15/23[1]	15,000	16,050
Hexion, Inc.:
6.625% Sr. Sec. Nts., 4/15/20	170,000	161,288
10.375% Sr. Sec. Nts., 2/1/22[1]	25,000	24,726
Koppers, Inc., 6.00% Sr. Unsec. Nts., 2/15/25[1]	45,000	45,337

19        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00% Sr. Unsec. Nts., 4/15/25[1]	$20,000	$20,725
LSB Industries, Inc., 9.625% Sr. Sec. Nts., 5/1/23[1]	15,000	15,712
NOVA Chemicals Corp.:
4.875% Sr. Unsec. Nts., 6/1/24[1]	25,000	24,531
5.25% Sr. Unsec. Nts., 8/1/23[1]	25,000	25,094
Olin Corp.:
5.00% Sr. Unsec. Nts., 2/1/30	20,000	19,175
5.125% Sr. Unsec. Nts., 9/15/27	25,000	24,812
Petkim Petrokimya Holding AS, 5.875% Sr. Unsec. Nts., 1/26/23[1]	200,000	171,723
Platform Specialty Products Corp.:
5.875% Sr. Unsec. Nts., 12/1/25[1]	10,000	9,937
6.50% Sr. Unsec. Nts., 2/1/22[1]	20,000	20,525
PQ Corp., 5.75% Sr. Unsec. Nts., 12/15/25[1]	20,000	19,750
Rain CII Carbon LLC/CII Carbon Corp., 7.25% Sec. Nts., 4/1/25[1]	70,000	72,100
Tronox Finance plc, 5.75% Sr. Unsec. Nts., 10/1/25[1]	45,000	43,425
Valvoline, Inc., 4.375% Sr. Unsec. Nts., 8/15/25	45,000	43,031
Venator Finance Sarl/Venator Materials LLC, 5.75% Sr. Unsec. Nts., 7/15/25[1]	70,000	65,625

		1,011,106

Construction Materials—0.2%
James Hardie International Finance DAC, 4.75% Sr. Unsec. Nts., 1/15/25[1]	10,000	9,744
Summit Materials LLC/Summit Materials Finance Corp., 5.125% Sr. Unsec. Nts., 6/1/25[1]	25,000	23,687
US Concrete, Inc., 6.375% Sr. Unsec. Nts., 6/1/24	65,000	65,894

		99,325

Containers & Packaging—1.4%
ARD Securities Finance Sarl, 8.75% Sr. Sec. Nts., 1/31/23[1,6]	73,198	73,381
BWAY Holding Co., 7.25% Sr. Unsec. Nts., 4/15/25[1]	25,000	24,438
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50% Sr. Unsec. Nts., 1/15/23	35,000	35,087
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75% Sr. Unsec. Nts., 2/1/26[1]	25,000	24,063
Flex Acquisition Co., Inc., 7.875% Sr. Unsec. Nts., 7/15/26[1]	45,000	45,169
OI European Group BV, 4.00% Sr. Unsec. Nts., 3/15/23[1]	45,000	42,806
Owens-Brockway Glass Container, Inc., 5.00% Sr. Unsec. Nts., 1/15/22[1]	45,000	45,281
Plastipak Holdings, Inc., 6.25% Sr. Unsec. Nts., 10/15/25[1]	65,000	60,206
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts., 7/15/23[1]	70,000	69,825
7.00% Sr. Unsec. Nts., 7/15/24[1]	90,000	91,609
Sealed Air Corp.:
4.875% Sr. Unsec. Nts., 12/1/22[1]	55,000	55,481

20        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Containers & Packaging (Continued)
Sealed Air Corp.: (Continued)
6.875% Sr. Unsec. Nts., 7/15/33[1]	$25,000	$27,125

		594,471

Metals & Mining—3.8%
AK Steel Corp.:
6.375% Sr. Unsec. Nts., 10/15/25	115,000	107,525
7.00% Sr. Unsec. Nts., 3/15/27	30,000	28,575
Alcoa Nederland Holding BV:
6.125% Sr. Unsec. Nts., 5/15/28[1]	45,000	46,575
6.75% Sr. Unsec. Nts., 9/30/24[1]	20,000	21,300
7.00% Sr. Unsec. Nts., 9/30/26[1]	20,000	21,675
Aleris International, Inc., 10.75% Sec. Nts., 7/15/23[1]	20,000	21,350
Allegheny Technologies, Inc., 7.875% Sr. Unsec. Nts., 8/15/23	45,000	48,319
ArcelorMittal:
6.75% Sr. Unsec. Nts., 3/1/41	25,000	28,520
7.00% Sr. Unsec. Nts., 10/15/39	35,000	40,932
Coeur Mining, Inc., 5.875% Sr. Unsec. Nts., 6/1/24	70,000	67,113
Constellium NV, 6.625% Sr. Unsec. Nts., 3/1/25[1]	45,000	45,900
CSN Resources SA, 7.625% Sr. Unsec. Nts., 2/13/23[1]	165,000	147,883
Eldorado Gold Corp., 6.125% Sr. Unsec. Nts., 12/15/20[1]	40,000	37,700
Ferroglobe plc/Globe Specialty Metals, Inc., 9.375% Sr. Unsec. Nts., 3/1/22[1]	65,000	68,088
First Quantum Minerals Ltd.:
6.50% Sr. Unsec. Nts., 3/1/24[1]	25,000	23,594
6.875% Sr. Unsec. Nts., 3/1/26[1]	25,000	23,375
7.25% Sr. Unsec. Nts., 4/1/23[1]	60,000	58,800
Freeport-McMoRan, Inc.:
3.10% Sr. Unsec. Nts., 3/15/20	30,000	29,824
4.55% Sr. Unsec. Nts., 11/14/24	50,000	48,375
5.40% Sr. Unsec. Nts., 11/14/34	35,000	32,495
5.45% Sr. Unsec. Nts., 3/15/43	30,000	26,913
Hudbay Minerals, Inc., 7.625% Sr. Unsec. Nts., 1/15/25[1]	70,000	71,487
Kinross Gold Corp., 4.50% Sr. Unsec. Nts., 7/15/27	40,000	36,400
Metinvest BV, 7.75% Sr. Unsec. Nts., 4/23/23[1]	200,000	189,454
Mountain Province Diamonds, Inc., 8.00% Sec. Nts., 12/15/22[1]	30,000	30,713
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125% Sec. Nts., 11/1/22[1]	60,000	61,425
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50% Sr. Unsec. Nts., 6/15/25[1]	30,000	31,350
Teck Resources Ltd.:
5.20% Sr. Unsec. Nts., 3/1/42	70,000	65,887
6.125% Sr. Unsec. Nts., 10/1/35	30,000	31,950
United States Steel Corp.:
6.25% Sr. Unsec. Nts., 3/15/26	15,000	14,981
6.875% Sr. Unsec. Nts., 8/15/25	45,000	45,900

21        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining (Continued)
Zekelman Industries, Inc., 9.875% Sr. Sec. Nts., 6/15/23[5]	$25,000	$27,219

		1,581,597

Paper & Forest Products—0.2%
Clearwater Paper Corp., 5.375% Sr. Unsec. Nts., 2/1/25[1]	25,000	23,063
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	15,000	14,925
Mercer International, Inc.:
5.50% Sr. Unsec. Nts., 1/15/26[1]	20,000	19,550
6.50% Sr. Unsec. Nts., 2/1/24	20,000	20,550

		78,088

Telecommunication Services—6.0%
Diversified Telecommunication Services—3.8%
Axtel SAB de CV, 6.375% Sr. Unsec. Nts., 11/14/24[1]	240,000	234,302
CenturyLink, Inc.:
5.625% Sr. Unsec. Nts., 4/1/25	65,000	63,700
Series Q, 6.15% Sr. Unsec. Nts., 9/15/19	25,000	25,625
Series S, 6.45% Sr. Unsec. Nts., 6/15/21	50,000	52,250
Series Y, 7.50% Sr. Unsec. Nts., 4/1/24	45,000	48,263
Cincinnati Bell, Inc., 8.00% Sr. Unsec. Nts., 10/15/25[1]	25,000	22,313
Frontier Communications Corp.:
8.50% Sec. Nts., 4/1/26[1]	100,000	94,455
8.75% Sr. Unsec. Nts., 4/15/22	45,000	36,450
10.50% Sr. Unsec. Nts., 9/15/22	110,000	97,350
GCI LLC, 6.75% Sr. Unsec. Nts., 6/1/21	10,000	10,134
Intelsat Connect Finance SA, 9.50% Sr. Unsec. Nts., 2/15/23[1]	35,000	34,928
Intelsat Jackson Holdings SA:
5.50% Sr. Unsec. Nts., 8/1/23	20,000	18,294
7.25% Sr. Unsec. Nts., 10/15/20	75,000	75,281
7.50% Sr. Unsec. Nts., 4/1/21	20,000	20,225
8.00% Sr. Sec. Nts., 2/15/24[1]	50,000	52,750
9.75% Sr. Unsec. Nts., 7/15/25[1]	70,000	74,288
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts., 6/1/21	50,000	48,437
Level 3 Financing, Inc., 5.25% Sr. Unsec. Nts., 3/15/26	115,000	112,999
Qwest Capital Funding, Inc., 7.75% Sr. Unsec. Nts., 2/15/31	20,000	18,600
Qwest Corp., 6.875% Sr. Unsec. Nts., 9/15/33	60,000	59,074
T-Mobile USA, Inc.:
4.00% Sr. Unsec. Nts., 4/15/22	55,000	54,794
4.50% Sr. Unsec. Nts., 2/1/26	20,000	19,100
4.75% Sr. Unsec. Nts., 2/1/28	20,000	18,861
5.125% Sr. Unsec. Nts., 4/15/25	55,000	55,575
5.375% Sr. Unsec. Nts., 4/15/27	30,000	30,231
6.00% Sr. Unsec. Nts., 4/15/24	40,000	41,600
Windstream Services LLC / Windstream Finance Corp., 10.50% Sec. Nts., 6/30/24[1]	13,000	10,530
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	64,000	60,000
Zayo Group LLC/Zayo Capital, Inc.:
5.75% Sr. Unsec. Nts., 1/15/27[1]	20,000	20,100

22        OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Zayo Group LLC/Zayo Capital, Inc.: (Continued)
6.00% Sr. Unsec. Nts., 4/1/23	$75,000	$77,675

		1,588,184

Wireless Telecommunication Services—2.2%
Sprint Capital Corp., 6.875% Sr. Unsec. Nts., 11/15/28	102,363	101,851
Sprint Communications, Inc.:
6.00% Sr. Unsec. Nts., 11/15/22	165,000	167,424
7.00% Sr. Unsec. Nts., 3/1/20[1]	50,000	52,062
Sprint Corp.:
7.125% Sr. Unsec. Nts., 6/15/24	210,000	218,400
7.625% Sr. Unsec. Nts., 3/1/26	70,000	73,686
7.875% Sr. Unsec. Nts., 9/15/23	170,000	183,388
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875% Sr. Sec. Nts., 5/1/22[5]	55,000	55,825
Wind Tre SpA, 5.00% Sr. Sec. Nts., 1/20/26	60,000	53,980

		906,616

Utilities—4.2%
Electric Utilities—1.5%
Capex SA, 6.875% Sr. Unsec. Nts., 5/15/24[1]	200,000	167,002
Inkia Energy Ltd., 5.875% Sr. Unsec. Nts., 11/9/27[1]	200,000	193,752
Light Servicos de Eletricidade SA/Light Energia SA, 7.25% Sr. Unsec. Nts., 5/3/23[1]	250,000	235,438
NextEra Energy Operating Partners LP, 4.50% Sr. Unsec. Nts., 9/15/27[1]	15,000	14,306

		610,498

Gas Utilities—0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50% Sr. Unsec. Nts., 5/20/25	50,000	49,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625% Sr. Unsec. Nts., 6/15/20	10,000	9,850
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875% Sr. Unsec. Nts., 3/1/27	55,000	52,250
Superior Plus LP/Superior General Partner, Inc., 7.00% Sr. Unsec. Nts., 7/15/26[1]	25,000	25,156

		136,506

Independent Power and Renewable Electricity Producers—1.7%
AES Corp.:
4.00% Sr. Unsec. Nts., 3/15/21	25,000	25,130
6.00% Sr. Unsec. Nts., 5/15/26	50,000	53,125
Azure Power Energy Ltd., 5.50% Sr. Sec. Nts., 11/3/22[1]	215,000	202,665
Calpine Corp.:
5.25% Sr. Sec. Nts., 6/1/26[1]	100,000	94,783
5.75% Sr. Unsec. Nts., 1/15/25	110,000	100,375
5.875% Sr. Sec. Nts., 1/15/24[1]	20,000	20,225
Drax Finco plc, 6.625% Sr. Sec. Nts., 11/1/25[1]	25,000	25,500

23        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Independent Power and Renewable Electricity Producers (Continued)
NRG Energy, Inc.:
6.625% Sr. Unsec. Nts., 1/15/27	$55,000	$57,819
7.25% Sr. Unsec. Nts., 5/15/26	55,000	59,675
Talen Energy Supply LLC, 4.60% Sr. Unsec. Nts., 12/15/21	45,000	39,263
Vistra Operations Co. LLC, 5.50% Sr. Unsec. Nts., 9/1/26[1]	25,000	25,476

		704,036

Multi-Utilities—0.7%
AssuredPartners, Inc., 7.00% Sr. Unsec. Nts., 8/15/25[1]	27,000	26,528
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25% Sr. Unsec. Nts., 4/1/23	30,000	31,088
Eskom Holdings SOC Ltd., 6.35% Sr. Unsec. Nts., 8/10/28[1]	120,000	120,231
NGPL PipeCo LLC:
4.875% Sr. Unsec. Nts., 8/15/27[1]	35,000	35,402
7.768% Sr. Unsec. Nts., 12/15/37[1]	25,000	31,000
Rockpoint Gas Storage Canada Ltd., 7.00% Sr. Sec. Nts., 3/31/23[1]	30,000	30,375

		274,624

Total Corporate Bonds and Notes (Cost $37,899,902)		37,263,467

	Shares
Common Stocks—0.1%
Bausch Health Cos, Inc.[11]	748	17,286
Kinross Gold Corp.[11]	4,444	13,332
Quicksilver Resources, Inc.[8,11]	155,000	2,922
Targa Resources Corp.	224	12,336

Total Common Stocks (Cost $165,412)		45,876

	Units
Rights, Warrants and Certificates—0.0%
Affinion Group Wts., Strike Price $1, Exp. 11/10/22[8,11] (Cost $4,061)	445	6,226

	Shares
Investment Company—4.6%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.91%[12,13] (Cost $1,895,116)	1,895,116	1,895,116
Total Investments, at Value (Cost $40,916,093)	96.9%	40,129,713
Net Other Assets (Liabilities)	3.1	1,273,577

Net Assets	100.0%	$41,403,290

Footnotes to Consolidated Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,126,057 or 53.44% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

24        OPPENHEIMER GLOBAL HIGH YIELD FUND

Footnotes to Consolidated Statement of Investments (Continued)

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

5. Restricted security. The aggregate value of restricted securities at period end was $548,657, which represents 1.33% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Affinion Group, Inc., 12.50% Sr. Unsec. Nts., 11/10/22	11/14/13-5/10/18	$103,747	$105,475	$1,728
Claire’s Stores, Inc., 9.00% Sr. Sec. Nts., 3/15/19	1/24/18	25,400	22,662	(2,738)
Concordia International Corp., 7.00% Sr. Unsec. Nts., 4/15/23	4/13/15	85,681	5,313	(80,368)
Cooper-Standard Automotive, Inc., 5.625% Sr. Unsec. Nts., 11/15/26	5/2/17	20,360	19,800	(560)
Diamond Resorts International, Inc., 10.75% Sr. Unsec. Nts., 9/1/24	1/13/17	55,000	57,613	2,613
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50% Sr. Sec. Nts., 2/15/23	1/24/18	29,700	30,075	375
Harland Clarke Holdings Corp., 6.875% Sr. Sec. Nts., 3/1/20	1/27/14-3/25/14	75,111	73,687	(1,424)
LBC Tank Terminals Holding Netherlands BV, 6.875% Sr. Unsec. Nts., 5/15/23	3/11/15	20,315	20,050	(265)
Taylor Morrison Communities, Inc./ Taylor Morrison Holdings II, Inc., 5.875% Sr. Unsec. Nts., 4/15/23	1/27/16	43,120	45,238	2,118
TMS International Corp., 7.25% Sr. Unsec. Nts., 8/15/25	8/9/17	25,000	25,250	250
Trilogy International Partners LLC/ Trilogy International Finance, Inc., 8.875% Sr. Sec. Nts., 5/1/22	4/21/17	54,728	55,825	1,097
West Corp., 5.375% Sr. Unsec. Nts., 7/15/22	1/9/15	58,979	60,450	1,471
Zekelman Industries, Inc., 9.875% Sr. Sec. Nts., 6/15/23	12/8/16	26,737	27,219	482
		$623,878	$548,657	$(75,221)

6. Interest or dividend is paid-in-kind, when applicable.

7. Security received as the result of issuer reorganization.

8. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $157,124 or 0.38% of the Fund’s net assets at period end.

11. Non-income producing security.

12. Rate shown is the 7-day yield at period end.

25        OPPENHEIMER GLOBAL HIGH YIELD FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares May 31, 2018	Gross Additions	Gross Reductions	Shares August 31, 2018
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,702,926	5,782,188	5,589,998	1,895,116

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$1,895,116	$6,051	$—	$—

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$30,127,851	75.1%
Canada	1,818,325	4.5
Brazil	1,567,630	3.9
Luxembourg	953,034	2.4
Argentina	542,194	1.4
Ukraine	438,829	1.1
Mexico	426,302	1.1
Netherlands	394,021	1.0
Turkey	341,281	0.9
Singapore	333,487	0.8
Indonesia	290,794	0.7
United Kingdom	290,637	0.7
Bermuda	271,652	0.7
Israel	226,156	0.6
China	220,743	0.5
Russia	216,817	0.5
Nigeria	203,500	0.5
India	202,665	0.5
Ireland	193,894	0.5
New Zealand	161,434	0.4
Colombia	152,250	0.4
United Arab Emirates	124,594	0.3
Mauritius	123,000	0.3
South Africa	120,231	0.3
France	105,562	0.3

26        OPPENHEIMER GLOBAL HIGH YIELD FUND

Geographic Holdings (Continued)	Value	Percent
Belgium	$85,812	0.2%
Italy	53,980	0.1
Zambia	46,969	0.1
Australia	41,600	0.1
Trinidad and Tobago	25,219	0.1
Macau	19,025	0.0
Cayman Islands	10,225	0.0
Total	$40,129,713	100.0%

Glossary:
Definitions
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
LIBOR1	London Interbank Offered Rate-Yearly
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR12	London Interbank Offered Rate-Monthly
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year

27        OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

1. Organization

Oppenheimer Global High Yield Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global High Yield Fund (Cayman) Ltd. (the “Subsidiary”), which is wholly-owned and controlled by the Fund. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 10,800 shares with net assets of $506,881 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if

28    OPPENHEIMER GLOBAL HIGH YIELD FUND

3. Securities Valuation (Continued)

necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes

29        OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

30        OPPENHEIMER GLOBAL HIGH YIELD FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Foreign Government Obligations	$—	$412,127	$—	$412,127
Corporate Loans	—	506,901	—	506,901
Corporate Bonds and Notes	—	37,263,467	—	37,263,467
Common Stocks	42,954	—	2,922	45,876
Rights, Warrants and Certificates	—	—	6,226	6,226
Investment Company	1,895,116	—	—	1,895,116

Total Assets	$1,938,070	$38,182,495	$9,148	$40,129,713

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the

31        OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two

32        OPPENHEIMER GLOBAL HIGH YIELD FUND

4. Investments and Risks (Continued)

years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$22,050
Sold securities	22,750

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose

33        OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$165,049
Market Value	$76,734
Market Value as % of Net Assets	0.19%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the

34        OPPENHEIMER GLOBAL HIGH YIELD FUND

5. Market Risk Factors (Continued)

direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

35        OPPENHEIMER GLOBAL HIGH YIELD FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global High Yield Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/19/2018